Regulated Operations Plant and Leases - Schedule of Depreciation and Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 470,455	$ 371,041	$ 332,027
Gas plant
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 243,857	$ 230,245	$ 215,636